Summary of significant accounting policies - Schedule of Property, Plant and Equipment by Estimated Useful Lives (Details)	Jun. 30, 2025
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold and property improvement [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Leasehold and property improvement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years